Business Combination Under Common Control	12 Months Ended
Dec. 31, 2021
Disclosure Of Business Combinations [Abstract]
Business Combination Under Common Control

5. BUSINESS COMBINATION UNDER COMMON CONTROL

Reorganization and corporate integration of non-conventional, renewable energy generating companies in Central and South America (except for Chile)

On September 21, 2020, the Board of Directors of Enel Américas unanimously decided to initiate the merger process for  the incorporation of EGP Américas SpA (“EGP Américas”) into Enel Américas (the “Merger”). By virtue of this Merger, Enel Américas would acquire all of EGP Américas’ assets and liabilities and succeed to all of EGP Américas’ rights and obligations, allowing the Company to control and consolidate the ownership of the business and the non-conventional renewable energy generation assets developed and held by Enel Green Power S.p.A. in Central and South America (except for Chile).

This Merger became effective on April 1, 2021 and is in line with the Group’s strategy and development plans, considering the high priority of the development of renewable energies in the region. The Merger also enables accelerating the positioning of Enel Américas in the energy transition scenario, making it the leading company in Central and South America in power generation and distribution. As a result, Enel Américas has strengthened its renewable energy generation and has also diversified it geographically through the incorporation of assets in Costa Rica, Guatemala and Panama, as well as including new assets in other South American countries where it was already operating. Consequently, Enel Américas has increased its capacity in the region by 5 GW (including operating capacity and under-construction). A pipeline will also be assessed during the course of operating activities.

i)Capital increase

At the extraordinary shareholders’ meeting held on December 18, 2020, the shareholders approved the following:

In order to complete the Merger, the Board approved a capital increase at Enel Américas of ThUS$ 6,036,421 through the issuance of 31,195,387,525 new common shares of a single-series as existing shares and with no par value. These will be fully subscribed and paid for in exchange for the incorporation of the EGP Américas equity, as the absorbed company, upon the Merger’s effectiveness. For this purpose, 0.41 Enel Américas shares will be delivered for each share of EGP Américas held by EGP Américas’ single shareholder, not considering fractions of shares (see Note 26.1).

The Merger was subject to compliance with certain suspensive and connected conditions precedent agreed at the Shareholders’ Meeting, which also established that it would become effective on the first day of the month following the date on which the Merger was declared, by means of a single public deed, to be granted by Enel Americas and EGP Américas, unless such deed was granted after March 31, 2021, in which case, the effective date of the Merger would be the day after the date of execution of the deed of merger.

On March 5, 2021, compliance with all conditions precedent has been verified and Enel Américas and EGP Americas confirmed the deed of merger. As a result, the merger by absorption of EGP Americas into Enel Américas was completed on April 1, 2021 and the following companies were incorporated as new subsidiaries of Enel Américas:

•	Enel Green Power Brasil Participacoes Ltda.
•	Enel Green Power Costa Rica S.A.
•	Enel Green Power Colombia S.A.S ESP.
•	Enel Green Power Guatemala S.A.
•	Enel Green Power Panamá S.R.L.
•	Enel Green Power Perú S.A.C.
•	Enel Green Power Argentina S.A.
•	Energía y Servicios South América SpA.
•	ESSA2 SpA.

On the same date, all the amendments to Enel Américas’ bylaws approved by the aforementioned Shareholders’ Meeting became effective. These amendments include the capital increase, the elimination of the limitations and restrictions established in the bylaws by application of Title XII of Decree Law No. 3,500 of 1980 (except solely for the Investment and Financing Policy, which remains in force). These also included the amendment that establishes that a shareholder and their related persons cannot concentrate more than 65% of Enel Américas’ voting shares.

After the merger of Enel Américas S.A. and EGP Americas was completed, Enel SpA became the owner of 75.18% of Enel Américas’ share capital.

The accounting record of this Merger was recognized in accordance with the accounting criteria established in Note 2.7.5. This gave rise to a credit in “Other miscellaneous reserves”, in Enel Américas’ consolidated equity, of ThUS$1,259,422 (see Note 26.5.c).

From the date of the Merger, the companies that were part of the EGP Americas have contributed revenues of ThUS$832,030 and after-tax profits of ThUS$109,226 to Enel Américas’ consolidated results for the nine-month period ended on December 31, 2021. Management has estimated that had the Merger been performed on January 1, 2021, Enel Américas’ consolidated revenues would have increased by ThUS$1,013,717, and consolidated after-tax profits would have decreased by ThUS$96,153.

ii) The right to withdraw

In accordance with the provisions of Article 69 of Chilean Law No. 18,046 on Public Companies, shareholders who disagreed with the Merger had the right to withdraw from Enel Américas, receiving payment for the value of their shares. On January 17, 2021, the legal period available to dissenting shareholders expired and they exercised their right to withdraw a total of 1,809,031 shares issued by the Company, equivalent to 0.002% of the total share capital. In accordance with current legislation and the terms and conditions approved by the Shareholders’ Meeting, the price of these shares was paid by Enel Américas for ThUS$272 on March 8, 2021, including adjustments and interest. Consequently, one of the conditions precedent to which the effectiveness of the Merger was submitted was met, i.e., that the right to withdraw duly exercised by dissenting shareholders should not exceed 10% of the voting shares.

iii)Public Offer for Share Acquisition

In connection with the Merger, Enel SpA formally announced the start of the voluntary public tender offer for the acquisition of up to 7,608,631,104 shares issued by Enel Américas S.A. on March 15, 2021, (including shares represented by American Depositary Shares “ADS”) equivalent to 10% of the Company’s share capital as of such date (the “Offer”). This Offer began on March 15 and ended on April 13, 2021 and resulted in Enel SpA’s acquisition of 6,903,312,254 shares (including 705,246,850 shares represented by 14,104,937 ADS).

Following the purchase of the shares and ADS through the Offer, Enel SpA increased its interest in Enel Américas’ stock capital from 75.18% to approximately 82.3%.

iv)Assets acquired and liabilities assumed at the acquisition date

ASSETS	04-01-2021 ThUS$	LIABILITIES AND EQUITY	04-01-2021 ThUS$

CURRENT ASSETS		CURRENT LIABILITIES
Cash and cash equivalents	1,022,668	Other current financial liabilities	82,246
Other current financial assets	30,763	Current lease liabilities	3,330
Other current non-financial assets	214,326	Trade and other payables, current	229,345
Trade and other receivables, current	132,704	Current accounts payable to related parties	309,110
Current accounts receivable from related parties	203,814	Other current provisions	1,160
Inventories	12,846	Current tax liabilities	13,967
Current tax assets	16,804	Other current non-financial liabilities	23,802
Total current assets other than assets or groups of assets for disposal classified as held for sale	1,697	TOTAL CURRENT LIABILITIES	662,960
TOTAL CURRENT ASSETS	1,635,622
		NON-CURRENT LIABILITIES
		Other non-current financial liabilities	843,254
NON-CURRENT ASSETS		Non-current lease liabilities	27,762
Other non-current financial assets	164,550	Trade payables, non-current	21,315
Other non-current non-financial assets	47,805	Non-current accounts payable to related parties	134,333
Trade and other non-current receivables	23,081	Other long term provisions	28,990
Intangible assets other than goodwill	333,605	Deferred tax liabilities	91,753
Goodwill	587,357	Non-current provisions for employee benefits	1,237
Property, plant and equipment	3,952,409	Other non-current non-financial liabilities	8,590
Right-of-use assets	31,039	TOTAL NON-CURRENT LIABILITIES	1,157,234
Deferred tax assets	67,780	TOTAL LIABILITIES	1,820,194
TOTAL NON-CURRENT ASSETS	5,207,626
TOTAL ASSETS	6,843,248	TOTAL NET ASSETS ACQUIRED	5,023,054